UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 28-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  President
Phone:  (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE               February 12, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

     Form 13F File Number            Name

     28-0030                         John W. Bristol & Co., Inc.
     28-04139                        Eaton Vance Management
     28-2588                         Klingenstein Fields & Co. LLC
     28-3877                         Fiduciary Trust Co. Intl.
     28-5814                         Baldwin Brothers
     28-2635                         Gardner, Russo & Gardner
     28-04558                        Parametric Portfolio Associates
     28-05621                        Santa Barbara Asset Management
     28-05395                        Select Equity
     28-00154                        Ruanne/Cunnif & Goldfarb
     ---------------------------     -----------------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  17

Form 13F Information Table Value Total: $44,774
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                        FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6     COLUMN 7       COLUMN 8

                                                            VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
ABBOTT LABS                   COM                2824100    $2,467    50,650   SH          Sole        None     50,650
ALLTEL CORP                   COM               20039103      $215     3,563   SH          Sole        None      3,563
AMGEN INC                     COM               31162100      $352     5,157   SH          Sole        None      5,157
BERKSHIRE HATHAWAY INC DEL    CL B              84670207      $304        83   SH          Sole        None         83
BP PLC                        SPONSORED ADR     55622104      $548     8,165   SH          Sole        None      8,165
CAMPBELL SOUP CO              COM              134429109    $9,661   248,418   SH          Sole        None    248,418
CHEVRON CORP NEW              COM              166764100      $666     9,058   SH          Sole        None      9,058
COMCAST CORP NEW              CL A             20030N100    $2,160    51,024   SH          Sole        None     51,024
CONOCOPHILLIPS                COM              20825C104      $201     2,791   SH          Sole        None      2,791
EPIX PHARMACEUTICALS INC      COM NEW          26881Q309      $138    19,999   SH          Sole        None     19,999
EXXON MOBIL CORP              COM              30231G102   $13,260   173,037   SH          Sole        None    173,037
GENERAL ELECTRIC CO           COM              369604103    $3,601    96,762   SH          Sole        None     96,762
IMCLONE SYS INC               COM              45245W109      $268    10,000   SH          Sole        None     10,000
J P MORGAN CHASE & CO         COM              46625H100      $598    12,374   SH          Sole        None     12,374
MAXIM INTEGRATED PRODS INC    COM              57772K101      $327    10,664   SH          Sole        None     10,664
ORACLE CORP                   COM              68389X105      $711    41,495   SH          Sole        None     41,495
WELLS FARGO & CO NEW          COM              949746101    $9,298   261,483   SH          Sole        None    261,483

                                                           $44,774

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